Defined Benefit Plans (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Directors' Retirement Plan [Member]
Periodic pension expense
Service cost	$ 63	$ 40	$ 59
Interest cost	133	149	145
Net amortization and deferral	73	40	40
Settlement charge	117
Net Periodic Pension Cost Included in Directors' Compensation	386	229	244
Assumptions:
Discount rate	4.25%	5.75%	6.25%
Rate of increase in compensation	4.50%	4.50%	4.50%
Former President's Post-retirement Healthcare Plan [Member]
Periodic pension expense
Interest cost	3	3	3
Net amortization and deferral	(6)	(6)	(7)
Net Periodic Pension Cost Included in Directors' Compensation	$ (3)	$ (3)	$ (4)
Assumptions:
Discount rate	4.50%	5.75%	6.25%
Current medical trend	5.25%	5.25%	5.25%
Ultimate medical trend	5.25%	5.25%	5.25%